INCOME TAX	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
INCOME TAX

12 - INCOME TAX

There is no provision for income taxes because the Company has historically incurred operating losses and maintains a full valuation allowance against its gross deferred tax assets. The reported amount of income tax expense differs from the amount that would result from applying domestic federal statutory tax rates to pretax losses primarily because of changes in the valuation allowance.

Significant components of the Company’s net deferred tax asset are as follows:

	As of December 31,
	2016	2015
Deferred tax assets:
Net operating losses	$6,750,034	$4,932,778
Accrued expenses	208,657	482,130
Stock options	446,539	402,598
Tax credit carryforwards	913,326	748,255
Depreciation and amortization	21,751	(23,311)
Capitalized R&D	4,933,469	4,070,458
Total gross deferred tax assets	13,273,776	10,612,908
Valuation allowance	(13,273,776)	(10,612,908)
Total deferred tax assets	$-	$-

The Company has evaluated the positive and negative evidence bearing upon the realizability of its deferred tax assets, which are comprised principally of net operating loss carryforwards and research and development credits. Under the applicable accounting standards, management has considered the Company’s history of losses and concluded that it is more likely than not that the Company will not recognize the benefits of federal and state deferred tax assets. Accordingly, a full valuation allowance of $13,273,776 and $10,612,908 has been established as of December 31, 2016 and 2015, respectively. The valuation allowance increased $2,660,868 and $4,292,178 during the years ended December 31, 2016 and 2015, respectively.

A reconciliation of income tax expense computed at the statutory federal income tax rate to income taxes as reflected in the consolidated financial statements is as follows:

	As of December 31,
	2016	2015
Income tax benefit computed at federal statutory tax rate	34.0%	34.0%
State taxes, net of federal benefit	2.8%	(14.8)%
Non-deductible items	(14.9)%	(139.2)%
General business credits and other credits	1.2%	(10.2)%
Change in valuation allowance	(22.5)%	130.5%
Other	(0.6)%	(0.3)%
Effective tax rate	0.0%	0.0%

As of December 31, 2016, the Company had federal and state net operating loss carryforwards of $17,560,932 and $14,767,832, respectively, which begin to expire in 2030. As of December 31, 2016, the Company had federal and state research and development tax credit carryforwards of $584,846 and $428,982, respectively. These federal and state research and development tax credit carryforwards are available to reduce future income taxes payable and begin to expire in 2031 and 2026, respectively.

As of December 31, 2015, the Company had federal and state net operating loss carryforwards of $12,796,384 and $11,018,952, respectively, which begin to expire in 2030. As of December 31, 2015, the Company had federal and state research and development tax credit carryforwards of $466,599 and $358,038, respectively. These federal and state research and development tax credit carryforwards are available to reduce future income taxes payable and begin to expire in 2031 and 2026, respectively.

The Company adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions on January 1, 2009, which required the Company to determine whether a tax position of the Company is more likely than not to be sustained upon examination, including resolution of any related appeals of litigation processes based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the consolidated financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon the ultimate settlement with the relevant taxing authority. The Company determined that the adoption of this authoritative guidance did not have a material effect on the consolidated financial statements.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal and state jurisdictions, where applicable. There is currently no pending tax examination. The Company thus is still open under statute to potential examination from 2013 to the present. Earlier years may be examined to the extent that credit or loss-carry-forwards are used in it. The Company’s policy is to record interest and penalties related to income taxes as part of the tax provision.

Utilization of the net operating loss and research and development credit carryforwards may be subject to a substantial annual limitation under Section 382 of the Internal Revenue Code of 1986, as amended, due to ownership change limitations that have occurred previously or that could occur in the future. These ownership changes may limit the amount of net operating loss and research and development credit carryforwards that can be utilized annually to offset future taxable income and tax, respectively.